AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 23, 2026

1933 Registration File No. 333-221764

1940 Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post‑Effective Amendment No. 166	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 169	☒

TIDAL TRUST III

(Exact Name of Registrant as Specified in Charter)

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, WI 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, New York 10020

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 166 to the Registration Statement of Tidal Trust III (the “Trust”) is being filed to add the Ned Davis Research 360o Dynamic Allocation ETF and Ned Davis Research 360o Core Equity ETF audited financial statements and certain related financial information for the fiscal period ended September 30, 2025 and to make other permissible changes under Rule 485(b).

Ned Davis Research 360° Dynamic Allocation ETF (NDAA)

Ned Davis Research 360° Core Equity ETF (NDEQ)

Each listed on The Nasdaq Stock Market, LLC

PROSPECTUS

January 28, 2026

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY INFORMATION

Ned Davis Research 360º Dynamic Allocation ETF - FUND SUMMARY

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses¹ (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses²	0.09%
Total Annual Fund Operating Expenses	0.74%
Less: Fee Wavier³	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
¹	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
²	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
³	The Adviser has agreed to reduce its unitary management fee to 0.56% of the Fund’s average daily net assets through at least January 31, 2027. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed above is reflected only through January 31, 2027. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Year	5 Year	10 Year
$66	$228	$403	$910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period from October 16, 2024 (commencement of operations) to September 30, 2025, the Fund’s portfolio turnover rate was 238% of the average value of its portfolio.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests in passively managed ETFs (“Underlying ETFs”), including affiliated ETFs that use the sub-adviser’s models or indices. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR” or the “Sub-Adviser”), developed models and indicators that are quantitative and are based on data from multiple disciplines, including macroeconomic, fundamental, technical, and sentiment areas (each described more below). The models and indicators are used by the Fund’s portfolio managers to allocate across the equity, fixed income, and commodity asset classes, as well as determine the investments in the Underlying ETFs. The Underlying ETFs principally invest in equity securities, bonds (both long- and short-term), commodities and money markets.

NDR constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the global markets, including equities, bonds, commodities, and money markets, guiding the Fund’s asset allocation.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions. NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic

2.	Fundamental

3.	Technical

4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When aggregated and combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach – Underlying ETF selection processes

NDR uses its 360° Approach to allocate the Fund’s portfolio across a mix of equity, long- and short-term bonds, and commodity ETFs. The selection and allocation of these Underlying ETFs are driven by NDR’s analysis of multiple indicators across four investment pillars: macroeconomic, fundamental, technical, and sentiment. NDR has developed quantitative models to assess the relationships between asset classes and these factors, allowing it to allocate greater weight to the asset class with, in its assessment, the highest probability of outperforming while reducing weight in areas with lower potential.

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In particular, the Fund will invest across the following asset types:

Equity ETFs	Long-Term Bond ETFs	Short-Term Bond ETFs	Commodity ETFs
U.S. large caps	Long-term U.S. Treasury bonds	Short-term U.S. Treasury securities	Broad-based commodities (e.g., energy, metals, agriculture, and livestock sectors)
U.S. small caps	International bonds (excluding the U.S.)	Short-term fixed income investments
U.S. growth	Emerging market bonds	Ultra-short-term U.S. Treasury securities
U.S. value	U.S. high yield corporate bonds
Emerging markets	U.S. investment grade corporate bonds
International developed markets

Asset Allocation Determinations

NDR makes allocation decisions between equities and fixed-income using its 360° Approach, which considers both macroeconomic and technical pillars. Within each asset class, NDR bases allocations on indicators such as trend-following, rate-of-change, and overbought/oversold conditions (each, defined below). NDR’s model selects investment products with the strongest technical strength for implementation. Additionally, the Fund may invest, to a limited extent, in commodity ETFs. NDR evaluates commodity ETFs based on technical, macroeconomic, and sentiment indicators.

For example, if NDR’s models indicate that macroeconomic and technical conditions favor bonds over equities, the portfolio may allocate a higher percentage to bond ETFs. Conversely, if equity indicators—such as trend-following and macroeconomic conditions—reflect equity strength, the Fund may increase its weighting toward equity ETFs.

Asset Classes – Potential Contributions to Long-Term Capital Appreciation

Each asset type in the Fund’s portfolio contributes to long-term capital appreciation. Equity ETFs provide exposure to U.S. and international markets, including large caps, small caps, growth, value, and emerging markets, and are selected based on NDR’s analysis of sectors and styles most likely to outperform. Bond ETFs, such as U.S. Treasury, international, high-yield, and investment-grade corporate bonds, offer both income and capital growth potential (which typically occurs due to decreases in interest rates or improving credit fundamentals for a specific security or sector), helping manage risk and provide returns during market volatility. Commodity ETFs, covering energy, metals, agriculture, and livestock sectors, may capture opportunities in favorable market conditions.

Dynamic Allocation Strategy

NDR’s allocation strategy is dynamic, meaning the Fund’s allocation between equity, bond, commodity ETFs and money markets may shift significantly based on changing market conditions. The strategy uses a target allocation of 60% global equities and 40% global bonds, but NDR’s model may dictate allocations that deviate significantly from this target. It is possible that the Fund may allocate up to 100% of its assets to equities or bonds. As a result of the Fund’s dynamic allocation strategy, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between 5 and 20 Underlying ETFs. The Fund may also hold cash or cash equivalents. The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a monthly basis.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

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Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are subject to the “ETF Risks” described below.

Affiliated ETF Risks. NDR may receive model fees or index fees from the ETFs (“Affiliated ETFs”) in which the Fund may invest, as well as sub-advisory fees from the Fund and profits generated by the Fund. This creates a potential conflict of interest, as NDR could be (or could be perceived to be) biased toward recommending Affiliated ETFs due to the additional fees it receives. In fulfilling its fiduciary duties to both the Fund and the Affiliated ETFs, this conflict could influence how NDR allocates the Fund’s assets. To mitigate this risk, NDR limits the total recommended allocation to Affiliated ETFs to less than 10% of the overall portfolio. However, despite these steps, it is still possible that such conflicts could affect NDR’s decision-making when determining whether to buy or sell shares of an Affiliated ETF. Although NDR takes measures to manage these conflicts, they may still have an impact on the Fund.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk. The Underlying ETFs may invest in various equity securities. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in an Underlying ETF’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Growth Investing Risk. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Value Investing Risk. The Underlying ETFs may invest in companies that appear to be value-oriented. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or because the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Market Capitalization Risk.

The Underlying ETFs may invest in companies of any market capitalization. As a result, the Fund may be indirectly exposed to the following risks

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

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Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Foreign Securities Risk. The Underlying ETFs may invest in various foreign securities Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●

Emerging Markets Risk. The Underlying ETFs may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Fixed Income Securities Risk. The Underlying ETFs may invest in various fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

●    Emerging Market Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in emerging market bonds, which entails higher risks compared to developed market bonds due to political, economic, and market factors. Political risk is heightened in emerging markets due to potential instability, policy changes, or government interventions that can adversely affect bond values. Economic risk is also more pronounced, with emerging markets often experiencing greater volatility in growth rates, inflation, and interest rates. Market risk is increased due to less mature financial markets, lower liquidity, and greater susceptibility to external shocks. Furthermore, these bonds may face higher default risk due to weaker creditworthiness of issuers and less reliable legal and regulatory frameworks.

●    High-Yield Corporate Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in high-yield corporate bonds, also known as junk bonds, which carry significant risks due to their lower credit ratings and higher default probabilities. Credit risk is a major concern, as these bonds are issued by companies with weaker financial health, making them more likely to default on interest and principal payments. Liquidity risk is another factor, as high-yield bonds may be harder to sell at desired prices, especially during market downturns. Market risk is elevated, with high-yield bonds often experiencing greater price volatility due to changes in interest rates, economic conditions, or issuer-specific news. Additionally, these bonds are more susceptible to changes in investor sentiment and risk appetite, which can lead to sharp price movements.

●   International Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in international bonds, which involves several risks, including currency risk, political risk, and economic risk. Currency risk arises from fluctuations in exchange rates, potentially impacting the value of foreign bonds when converted to the investor’s home currency. Political risk involves changes in government, policy, or political instability in the issuing country, which can affect bond values. Economic risk pertains to the overall economic conditions in the issuing country, such as inflation rates, economic growth, and interest rate changes, influencing the performance of international bonds. Additionally, these bonds may be subject to less stringent regulatory and disclosure standards, increasing the risk of inadequate information.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

ETF Risks

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Fund’s ability to achieve its investment objective depends largely upon NDR’s allocation of assets among the Underlying ETFs using its 360° Approach. You could lose money on your investment in the Fund as a result of these allocations.

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Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Adviser carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Sub-Adviser’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Money Market Instrument Risk. The Fund, or an Underlying ETF, may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund the Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

U.S. Government and U.S. Agency Obligations Risk. The Underlying ETFs may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.ndrfunds.com.

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Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Ned Davis Research, Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are primarily responsible for the day-to-day management of the Fund:

Brian Sanborn, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Amy Lubas, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Lisa Michalski, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since 2024.

Ben McCaig, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since 2024.

CFA® is a registered trademark owned by the CFA Institute.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

Information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.ndrfunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or some combination thereof), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary such as a bank (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products including the Fund or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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SUMMARY INFORMATION

Ned Davis Research 360º Core Equity ETF - FUND SUMMARY

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses¹ (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses²	0.00%
Total Annual Fund Operating Expenses	0.65%
¹	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
²	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Year
$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that invests in equity securities. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR,” or the “Sub-Adviser”), constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the U.S. equity market and individual stocks.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions (referred to as “weight of the evidence”).

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NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic

2.	Fundamental

3.	Technical

4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach - Stock selection processes

NDR’s 360° Approach aims to identify long-term capital appreciation opportunities by focusing on undervalued, high-quality, and operationally efficient U.S. stocks. Using a multi-factor model, NDR ranks stocks within a U.S. equity universe based on factors such as valuation, asset efficiency, earnings quality, and price momentum. This 360° process integrates macroeconomic, fundamental, technical, and behavioral data to provide a comprehensive “weight-of-the-evidence” perspective.

NDR evaluates over 150 company and stock attributes, including information from company financial statements, analyst expectations, company uses of cash, and stock price performance. These attributes provide insights into valuation, earnings quality, asset efficiency, momentum, and shareholder rewards, respectively. NDR analysts conduct additional news-related and technical reviews of the securities being bought or sold during the reallocation process, which is performed at least twice a year. As a result of the Fund’s stock selection processes, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s investment universe comprises U.S.-traded large-cap companies, representing approximately the top 80% of total market capitalization of common stocks listed on major U.S. exchanges. As of September 2024, the market capitalizations of companies within this universe ranged from approximately $5.5 billion to $3.4 trillion. NDR focuses on stocks with larger weightings within this universe, meaning the Fund’s portfolio will include shares of companies with very large market capitalizations—some of the largest in the market. See “Additional Information About the “Fund” for more information about the foregoing financial terms.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between thirty to sixty-five positions.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities. For purposes of its 80% test, equity securities include common stocks, preferred stocks, convertible securities, warrants, and rights.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds—Principal Risks of Investing in the Funds.”

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

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Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

●

Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

●

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

●

Preferred Stocks Risk. Investing in preferred stocks exposes the Fund to certain risks. Although preferred stocks are generally less risky than common stocks, they still face risks related to equity markets. Preferred stocks may experience sudden, unpredictable drops in value or extended periods of decline. This can occur due to broader market conditions or specific issues related to the issuers, industries, or sectors in which the Fund invests. Additionally, preferred stockholders typically have limited rights compared to debt holders.

●

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Growth Investing Risk. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Value Investing Risk. The Fund may invest in companies that appear to be value-oriented. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or because the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ETF Risks

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Fund’s ability to achieve its investment objective depends largely upon NDR’s allocation of assets among the Underlying ETFs using its 360° Approach. You could lose money on your investment in the Fund as a result of these allocations.

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious

13

illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Adviser carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Sub-Adviser’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund the Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Performance

Performance information for the Fund is not included because the Fund has not begun operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Once launched, updated performance information will be available on the Fund’s website at www.ndrfunds.com.

Management

Investment Adviser: Tidal Investments LLC (the “Adviser”) serves as investment adviser to the Fund.

Investment Sub-Adviser: Ned Davis Research, Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Brian Sanborn, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Amy Lubas, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Lisa Michalski, CFA, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since 2024.

Ben McCaig, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since 2024.

CFA® is a registered trademark owned by the CFA Institute.

14

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.ndrfunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or some combination thereof), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary such as a bank (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products including the Fund or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

15

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The investment objective of each Fund is to seek long-term capital appreciation.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) and at least 60 days’ prior written notice to shareholders.

There is no guarantee that each Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Ned Davis Research 360º Core Equity ETF’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ written notice prior to any such change.

As noted above, NDR’s 360° Approach comprises four traditional investment pillars, each of which is described more below:

●

Macroeconomic: The macroeconomic pillar focuses on the broader economic environment, including factors like GDP growth, inflation rates, interest rates, and unemployment levels. These indicators help investors (such as the Sub-Adviser) understand the overall health and direction of the economy, which can influence investment decisions.

●

Fundamental: The fundamental pillar involves analyzing a company’s financial health and performance through financial statements, such as balance sheets, income statements, and cash flow statements as well as financial expectations. This analysis includes evaluating metrics like earnings, revenue, profit margins, debt levels, analysts’ financial estimates, and management surveys/comments to determine a company’s intrinsic value.

NDR aggregates fundamental data to assess broader trends. For example, indicators measuring aggregate realized and expected earnings provide insights into overall market strength. When these indicators suggest favorable conditions for equities, the Ned Davis Research 360o Dynamic Allocation ETF’s strategy may tilt towards a higher equity allocation. However, this analysis guides the percentage of the Fund’s portfolio allocated to equities, not the selection of individual equity ETFs.

●

Technical: The technical pillar relies on analyzing statistical trends from trading activity, such as price movements and trading volumes, to try to predict future price movements. This approach often involves chart patterns, technical indicators, and other tools to identify potential entry and exit points for investments.

●

Sentiment: The sentiment pillar gauges the overall mood or attitude of investors towards a particular market or security. This can be assessed through various means, including market surveys, news sentiment, social media trends, and the behavior of institutional investors, to attempt to anticipate potential market movements based on collective investor psychology.

As noted above, in the Ned Davis Research 360º Core Equity ETF principal investment strategy discussion, NDR uses numerous financial metrics to inform its stock selection process. Those metrics include:

●

Valuation: NDR utilizes valuation metrics to assess whether a security is appropriately priced by comparing its market price to its estimated intrinsic value through indicators like free cash flow/enterprise value to seek to identify potentially undervalued or overvalued securities.

●

Quality: Quality metrics are employed by NDR to evaluate the financial strength and operational soundness of a company, focusing on metrics like the accruals ratio to make investments in companies that NDR determines have robust fundamentals and sustainable earnings.

●

Momentum: NDR analyzes momentum metrics to evaluate recent performance trends of a security, utilizing indicators such as the price rate of change to identify securities that it views are exhibiting strong upward or downward price movements, aiming to capitalize on prevailing market trends.

●

Efficiency: Efficiency metrics are used by NDR to measure a company’s ability to effectively utilize its assets to generate cash flow, with a focus on ratios like operating cash flow/assets, to select companies that, in NDR’s opinion, demonstrate efficient resource utilization.

16

●

Payout: NDR considers payout metrics to evaluate a company’s distribution of earnings to shareholders, employing measures like shareholder yield, to seek to identify companies with an elevated total of dividends, net buybacks, and net debt reduction.

As noted above, in the Ned Davis Research 360º Dynamic Allocation ETF principal investment strategy discussion, NDR uses numerous technical metrics to inform its ETF selection process. Those metrics include:

●

Trend-Following: Trend-following is an input to seek to identify and capitalize on existing market trends. By analyzing trends, an investor (such as the Sub-Adviser) can decide to buy assets that are rising in price and sell those that are falling, based on the expectation that these trends will continue.

●

Rate-of-Change (ROC): This metric measures the momentum of an asset by calculating the percentage change in its price over a specified period. This indicator helps an investor (such as the Sub-Adviser) gauge the speed and magnitude of price movements, providing insights into potential buy or sell decisions.

●

Overbought/Oversold Conditions: Overbought/oversold conditions are inputs used to assess when an asset’s price has moved too far in one direction and may be due for a reversal. By using technical indicators like the Relative Strength Index (RSI), an investor (such as the Sub-Adviser) can identify when an asset is overbought (potential for price decline) or oversold (potential for price increase), guiding investment decisions.

Ned Davis Research 360º Dynamic Allocation ETF - How Asset Classes Contribute to Long-Term Capital Gains

Each asset type in the Fund’s portfolio plays a role in achieving the objective of long-term capital appreciation. Equity ETFs, which focus on U.S. large caps, small caps, growth, value, emerging markets, and international developed markets, provide exposure to companies with potential for capital growth. These ETFs are selected based on NDR’s analysis of which sectors, regions, or styles are most likely to outperform based on current market conditions.

Bond ETFs, including long-term U.S. Treasury bonds, international bonds, high-yield corporate bonds, and investment-grade corporate bonds, contribute to the Fund’s objective by offering potential for both income and capital appreciation. NDR’s analysis may indicate favorable opportunities in bond markets due to macroeconomic factors such as interest rate movements or changes in credit conditions. When bond ETFs are included, they help manage risk and potentially provide positive returns during periods of market volatility.

Commodity ETFs, which cover broad sectors such as energy, metals, agriculture, and livestock, are used to diversify the portfolio and potentially capture upside in commodities markets. NDR evaluates commodity ETFs based on technical, macroeconomic, and sentiment indicators to determine when they present favorable risk/reward opportunities.

Temporary Defensive Positions

For temporary defensive purposes during adverse market, economic, political, or other conditions, each Fund may invest in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. Each Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Principal Risks of Investing in the Funds

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds: The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

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	Ned Davis Research 360[o] Dynamic Allocation Strategy ETF	Ned Davis Research 360º Core Equity ETF
Affiliated ETF Risk	X	—
Cash and Cash Equivalents Risk	X	—
Commodity ETF Risk	X	—
ETF Risks	X	X
— Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X
— Costs of Buying or Selling Shares	X	X
— Shares May Trade at Prices Other Than NAV	X	X
— Trading	X	X
Equity Market Risk	X	X
Economic and Market Risk	X	X
Fixed Income Securities Risk	X	—
— Emerging Market Bonds Risk	X	—
— High-Yield Corporate Bonds Risk	X	—
— International Bonds Risk	X	—
Foreign Securities Risk	X	—
— Emerging Markets Risk	X	—
Growth Investing Risk	X	—
High Portfolio Turnover Risk	X	X
Management Risk	X	X
Market Capitalization Risk	X	X
— Large-Capitalization Investing Risk	X	X
— Mid-Capitalization Investing	X	X
— Small-Capitalization Investing	X	—
Market Events Risk	X	X
Model and Data Risk	X	X
Money Market Instrument Risk	X	—
New Fund Risk	—	X
Newer Fund Risk	X	—
Operational Risk	X	X
Underlying ETFs Risks	X	—
U.S. Government and U.S. Agency Obligations Risk	X	—
Value Investing Risk	X	X

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Affiliated ETF Risks. NDR may receive model fees or index fees from the ETFs (“Affiliated ETFs”) in which the Fund may invest, as well as sub-advisory fees from the Fund and profits generated by the Fund. This creates a potential conflict of interest, as NDR could be (or could be perceived to be) biased toward recommending Affiliated ETFs due to the additional fees it receives. In fulfilling its fiduciary duties to both the Fund and the Affiliated ETFs, this conflict could influence how NDR allocates the Fund’s assets. To mitigate this risk, NDR limits the total recommended allocation to Affiliated ETFs to less than 10% of the overall portfolio. However, despite these steps, it is still possible that such conflicts could affect NDR’s decision-making when determining whether to buy or sell shares of an Affiliated ETF. Although NDR takes measures to manage these conflicts, they may still have an impact on the Fund.

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that a Fund invests in a commodity ETF, shareholders in such Fund may be subject to duplicative advisory and administrative fees.

ETF Risks

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange

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is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

●

Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

●

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

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Preferred Stocks Risk. Investing in preferred stocks exposes the Fund to certain risks. Although preferred stocks are generally less risky than common stocks, they still face risks related to equity markets. Preferred stocks may experience sudden, unpredictable drops in value or extended periods of decline. This can occur due to broader market conditions or specific issues related to the issuers, industries, or sectors in which the Fund invests. Additionally, preferred stockholders typically have limited rights compared to debt holders.

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Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Fixed Income Securities Risks. Typically, the value of fixed income securities changes inversely with prevailing interest rates. Therefore, a fundamental risk of fixed income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed

20

income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

●

Emerging Market Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in emerging market bonds, which entails higher risks compared to developed market bonds due to political, economic, and market factors. Political risk is heightened in emerging markets due to potential instability, policy changes, or government interventions that can adversely affect bond values. Economic risk is also more pronounced, with emerging markets often experiencing greater volatility in growth rates, inflation, and interest rates. Market risk is increased due to less mature financial markets, lower liquidity, and greater susceptibility to external shocks. Furthermore, these bonds may face higher default risk due to weaker creditworthiness of issuers and less reliable legal and regulatory frameworks.

●

High-Yield Corporate Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in high-yield corporate bonds, also known as junk bonds, which carry significant risks due to their lower credit ratings and higher default probabilities. Credit risk is a major concern, as these bonds are issued by companies with weaker financial health, making them more likely to default on interest and principal payments. Liquidity risk is another factor, as high-yield bonds may be harder to sell at desired prices, especially during market downturns. Market risk is elevated, with high-yield bonds often experiencing greater price volatility due to changes in interest rates, economic conditions, or issuer-specific news. Additionally, these bonds are more susceptible to changes in investor sentiment and risk appetite, which can lead to sharp price movements.

●

International Bonds Risk. The Fund invests in Underlying ETFs that, in turn, invest in international bonds, which involves several risks, including currency risk, political risk, and economic risk. Currency risk arises from fluctuations in exchange rates, potentially impacting the value of foreign bonds when converted to the investor’s home currency. Political risk involves changes in government, policy, or political instability in the issuing country, which can affect bond values. Economic risk pertains to the overall economic conditions in the issuing country, such as inflation rates, economic growth, and interest rate changes, influencing the performance of international bonds. Additionally, these bonds may be subject to less stringent regulatory and disclosure standards, increasing the risk of inadequate information.

Foreign Securities Risk. The Underlying ETFs may invest in various foreign securities Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●

Emerging Markets Risk. The Underlying ETFs may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Growth Investing Risk. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Fund’s ability to achieve its investment objective depends largely upon NDR’s allocation of assets among the Underlying ETFs using its 360° Approach. You could lose money on your investment in the Fund as a result of these allocations.

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Market Capitalization Risk.

The Underlying ETFs may invest in companies of any market capitalization. As a result, the Fund may be indirectly exposed to the following risks

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities and other financial markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Adviser carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models is usually constructed based on data supplied by third parties, the success of the Sub-Adviser’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Money Market Instrument Risk. The Fund, or an Underlying ETF, may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New/Newer Fund Risk. Each Fund is recently organized with either a limited or no operating history. As a result, prospective investors have either a limited or no track record on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size.

22

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a Fund’s ability to meet its investment objective. Although the Funds and the Funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are subject to the “ETF Risks” described above.

U.S. Government and U.S. Agency Obligations Risk. The Underlying ETFs may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Value Investing Risk. Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or because the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

PORTFOLIO HOLDINGS INFORMATION

Information about the Fund’s daily portfolio holdings is available on the Fund’s website at www.ndrfunds.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC (the “Adviser” or “Tidal”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012 and Tidal is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of December 31, 2025, Tidal had assets under management of approximately $46.33 billion and served as the investment adviser or sub-adviser for 322 registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of each Fund (the “Advisory Agreement”). The Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of its performance. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for each Fund to operate.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

For the services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate set forth in the table below based on such Fund’s average daily net assets. Additionally, the Adviser has contractually agreed to waive its unitary management fee to 0.56% for the Ned Davis Research 360o Dynamic Allocation ETF per the table below based on the Fund’s average daily net assets through at least January 31, 2027. This agreement may be terminated only by, or with the consent of, the Board of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

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Fund Name	Unitary Management Fee	Unitary Management Fee After Waiver
Ned Davis Research 360[o] Dynamic Allocation ETF	0.65%	0.56%
Ned Davis Research 360[o] Core Equity ETF	0.65%	0.65%

Investment Sub-Adviser

Ned Davis Research, Inc. (the “Sub-Adviser”), a Florida corporation, located at 3665 Bee Ridge Road, Suite 306, Sarasota, Florida 34233 serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”).

Founded in 1980, NDR is a global provider of independent investment research, solutions, model portfolios, and tools. NDR helps clients around the world make objective investment decisions. NDR’s strategists and analysts use quantitative models, charts, and indicators in a weight-of-the-evidence methodology.

NDR integrates technology and data into investment research, focusing on managing risk and aligning with long-term market trends rather than predicting short-term fluctuations. NDR’s investment process is based on a “360-degree” approach, which includes four key pillars: macroeconomic, fundamental, technical, and sentiment analysis. The macroeconomic and fundamental pillars assess broad economic indicators and financial metrics to identify long-term trends, while the technical and sentiment pillars analyze market behavior and investor sentiment for insights into near-term movements. Drawing on over four decades of experience, NDR uses these tools to provide strategic guidance on market positioning, helping inform bullish or bearish allocation decisions based on comprehensive analysis.

The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by each Fund. The Sub-Adviser is registered as an investment adviser with the SEC, and offers independent investment research, solutions, model portfolio, and tools. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets set forth in the table below. However, as Fund Sponsor, the Sub-Adviser may automatically waive all or a portion of its sub-advisory fee. See “Fund Sponsor” below for more information. As of December 31, 2025, the Sub-Adviser had approximately $274 thousand in assets under management and approximately $1.2 billion in non-discretionary assets under advisement (non-Regulatory Assets Under Management).

Fund Name	Sub-Advisory Fee Rate
Ned Davis Research 360[o] Dynamic Allocation ETF	0.04%
Ned Davis Research 360[o] Core Equity ETF	0.04% 0.04% 0.04%

Advisory and Sub-Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Ned Davis Research 360° Dynamic Allocation ETF Fund’s Advisory Agreement and Sub-Advisory Agreement is available in Ned Davis Research 360° Dynamic Allocation ETF's March 31, 2025 semi-annual filing on Form N-CSR. As of the date of this prospectus, Ned Davis Research 360° Core Equity ETF has not commenced operations.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of each Fund, as applicable, since inception in 2024. Brian Sanborn, CFA, Amy Lubas, CFA, and Lisa Michalski, CFA are jointly and primarily responsible for the day-to-day management of the Funds. Qiao Duan and Ben McCaig oversee trading and execution for the Fund.

Brian Sanborn, CFA, Portfolio Manager for the Sub-Adviser

Mr. Sanborn joined NDR in 2004. He chairs NDR’s Index Committee, which reviews and approves NDR’s new investment models as well as enhancements to existing models. Mr. Sanborn developed NDR’s Stock Selection Service. He received a Master’s degree in Statistics from Columbia University and a Bachelor of Science degree in Mathematics and Economics from Davidson College.

Amy Lubas, CFA, Portfolio Manager for the Sub-Adviser

Ms. Lubas joined NDR in 2004 and has held several positions, including Sector Analyst and most recently was Director of Wealth Management & Advisory Solutions. Prior to NDR, Ms. Lubas worked in Boston as a Technology Analyst at State Street Research &

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Management and SG Cowen Securities Corporation, providing research and insights to portfolio managers. She earned her Master in Business Administration in Finance from Vanderbilt University (Owen) and her Bachelor of Science degree in Finance, cum laude, from Boston College.

Lisa Michalski, CFA, Portfolio Manager for the Sub-Adviser

Ms. Michalski joined NDR in 2007. Before joining NDR, Ms. Michalski was a Vice President in Credit Risk Technology for Goldman Sachs Group, Inc., where she was responsible for quantitative risk measures of derivative portfolios. Ms. Michalski earned a Master of Science degree in Computational Finance from the Tepper School of Business, Carnegie Mellon University. She received her Bachelor of Science degree in Computer Science from the University of Michigan.

Qiao Duan, CFA, Portfolio Manager for the Adviser

Ms. Duan serves as Portfolio Manager at the Adviser, having joined the firm in October 2020. From February 2017 to October 2020, she was an execution Portfolio Manager at Exponential ETFs, where she managed research and analysis relating to all Exponential ETF strategies. Ms. Duan previously served as a portfolio manager for the Exponential ETFs from their inception in May 2019 until October 2020. Ms. Duan received a Master of Science in Quantitative Finance and Risk Management from the University of Michigan in 2016 and a Bachelor of Science in Mathematics and Applied Mathematics from Xiamen University in 2014. She holds the CFA designation.

Ben McCaig, Portfolio Manager for the Adviser

Mr. McCaig serves as Portfolio Manager of the Adviser, having joined the Adviser in August 2021. Mr. McCaig previously served as a portfolio manager, compliance, and operations manager at the Ohio Treasurer’s Office from July 2017 to August 2021. Previously, Mr. McCaig was Senior Equity Trader for the trust department at Huntington National Bank. Mr. McCaig attended Bowling Green State University where he received a Bachelor of Science in Business Administration with a specialization in Finance.

CFA® is a registered trademark owned by the CFA Institute.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.

Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is a sponsor to the Funds. Under this arrangement, the Sub-Adviser has agreed to provide financial support (as described below) to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds.

In return for their financial support for the Funds, the Adviser has agreed to pay the Sub-Adviser any remaining profits generated by unitary management fee the Funds. If the amount of the unitary management fees for a Fund exceeds the Fund’s operating expenses (including the sub-advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay the remaining profits to the Sub-Adviser.

During months when the funds generated by the unitary management fee are insufficient to cover the entire sub-advisory fee, those fees are automatically waived, and any such waivers are not subject to recoupment. Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, the Sub-Adviser is obligated to reimburse the Adviser for a portion of the shortfall.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of a Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on a Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy

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and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

None of the Funds imposes any restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by a Fund’s shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by such Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for regular business. The NAV for the Funds is calculated by dividing such Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally value its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for each Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

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Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions of rules under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for a Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, as well as net realized capital gains, if any, at least annually.

The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the applicable Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions. For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the relevant Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S.

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securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from a Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of shares of a Fund is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of net investment income and paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the relevant Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on an Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their

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holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to a Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.”

When a Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by a Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the relevant Fund’s distribution schedule prior to investing. Information about a Fund's distribution schedule can be found on the Funds' website at www.ndrfunds.com.

The Foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund can be found on the Fund’s website at www.ndrfunds.com.

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ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to the owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser Sub-Adviser, each Fund and the Subsidiary make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly.

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to ta Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings, and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by a Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Fund, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the relevant Fund with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that the relevant Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

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FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods shown. As of the date of this prospectus, Ned Davis Research 360° Core Equity ETF has not launched. Certain information reflects financial results for a single Fund share. The total return in each table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

For a share outstanding throughout the period presented

	Ned Davis Research 360° Dynamic Allocation ETF
	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.41
Net realized and unrealized gain (loss)(d)	1.43
Total from investment operations	1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$21.68

TOTAL RETURN(e)	9.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,951
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)(g)	0.65%
After Investment Advisory Fees waived(f)(g)	0.50%
Ratio of tax expense to average net assets(f)	0.00	%(h)
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)(g)	2.01%
After Investment Advisory Fees waived(f)(g)	2.16%
Portfolio turnover rate(e)(i)	238%

(a)	Inception date of the Fund was October 16, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-trade funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

Ned Davis Research 360º Dynamic Allocation ETF (NDAA)

Ned Davis Research 360º Core Equity ETF (NDEQ)

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Sub-Adviser	Ned Davis Research, Inc. 3665 Bee Ridge Road, Suite 306 Sarasota, Florida 34233
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204
Legal Counsel	Sullivan & Worcester LLP 1251 Avenue of the Americas 19th Floor New York, NY 10020	Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street Philadelphia, Pennsylvania 19102	Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the investments of the Fund and certain other additional information. A current SAI dated January 28, 2026, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about each Fund’s investments will be available in the Funds’ annual and semi‑annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the Fund’s prior fiscal year or period. In Form N‑CSR, you will find the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents, when available, request other information or make general inquiries about the Funds by contacting the Funds at the Ned Davis Research ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (844) 954-5050.

Shareholder reports, the Fund’s current Prospectus and SAI and other information about the Fund is available:

●  Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●  Free of charge from the Fund’s Internet website at www.ndrfunds.com; or

●  For a fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which each Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23312)

Ned Davis Research 360° Dynamic Allocation ETF (NDAA)

Ned Davis Research 360° Core Equity ETF (NDEQ)

Each listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF (each a “Fund” and collectively the “Funds”), each a series of Tidal Trust III (the “Trust”), dated January 28, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 844-954-5050, visiting www.ndrfunds.com, or writing to the Ned Davis Research, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Ned Davis Research 360º Dynamic Allocation ETF audited financial statements for the for the fiscal period ended September 30, 2025 are incorporated into this SAI by reference to the Fund’s Annual Certified Shareholder Report on Form N-CSR (File No. 811- 23312). A copy of each Fund’s Annual Certified Shareholder Report to Shareholders may be obtained at no charge by contacting the Funds at the address or phone number noted above.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the Ned Davis Research 360o Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF. The Trust was organized as a Delaware statutory trust on May 19, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”) serves as investment adviser to the Funds. Ned Davis Research, Inc. (“NDR” or the “Sub-Adviser”) serves as investment sub-adviser to each Fund.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on The Nasdaq Stock Market, LLC (the “Exchange”). Shares of each Fund trade on the Exchange at market prices that may differ from the Shares’ respective NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES,
AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

Each Fund is “diversified” within the meaning of the 1940 Act’s diversification requirements. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of each Fund’s holdings is measured at the time a Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

In addition, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve it of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact each Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks.Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act permits the Funds to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Convertible Securities

A Fund, subject to its investment strategies and policies, may invest in preferred stocks or fixed-income securities which are convertible into common stock. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege). A Fund may attempt to hedge certain of its investments in convertible debt securities by selling short the issuer’s common stock.

Initial Public Offerings (“IPOs”)

Each Fund may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Master Limited Partnerships (“MLPs”)

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

MLPs are generally treated as partnerships for U.S. federal income tax purposes. When a Fund invests in the equity securities of a MLP or any other entity that is treated as a partnership for U.S. federal income tax purposes, the relevant Fund will be treated as a partner in the entity for tax purposes. Accordingly, in calculating a Fund’s taxable income, it will be required to take into account its allocable share of the income, gains, losses, deductions, and credits recognized by each such entity, regardless of whether the entity distributes cash to the Fund. Distributions from such an entity to a Fund are not generally taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed to the Fund exceeds the Fund’s adjusted tax basis in its interest in the entity. In general, a Fund’s allocable share of such an entity’s net income will increase the Fund’s adjusted tax basis in its interest in the entity, and distributions to the Fund from such an entity and the Fund’s allocable share of the entity’s net losses will decrease the Fund’s adjusted basis in its interest in the entity, but not below zero. A Fund may receive cash distributions from such an entity in excess of the net amount of taxable income the Fund is allocated from its investment in the entity. In other circumstances, the net amount of taxable income a Fund is allocated from its investment in such an entity may exceed cash distributions received from the entity. Thus, a Fund’s investments in such an entity may lead the Fund to make distributions in excess of its earnings and profits, or the Fund may be required to sell investments, including when not otherwise advantageous to do so, to satisfy the distribution requirements applicable to RICs under the Code.

Depreciation or other cost recovery deductions passed through to a Fund from any investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to a Fund’s shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held Shares in the Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their Shares at the time of the recapture. To distribute recapture income or to fund redemption requests, a Fund may need to liquidate investments, which may lead to additional taxable income.

Foreign Securities

Each Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Debt Securities

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Sub-Adviser attempts to reduce credit and market risk through diversification of the Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.

Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Credit risk. A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Sub-Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by a Fund may never be satisfied or, if satisfied, only satisfied in part.

Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third party source, such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Financial Services (“S&P®”), to help describe the creditworthiness of the issuer.

Uncertain Tax Treatment Risk. Investments in debt securities rated below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that the Fund does not become subject to U.S. federal income or excise tax.

Credit ratings risk. The Sub-Adviser may perform its own independent investment analysis of securities being considered for the Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Sub-Adviser also may consider the ratings assigned by various investment services and independent rating agencies, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories.

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension risk. The market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income risk. A Fund’s income may decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

Variable and Floating Rate Instruments

Certain obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Subject to its investment objective policies and restrictions, a Fund may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A Fund may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months. A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return. As a result of the floating and variable rate nature of these investments, the Fund’s yields may decline, and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund’s yields may increase, and it may have reduced risk of capital depreciation. Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“FNMA”), the Government National Mortgage Association (“GNMA”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, GNMA pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by the FNMA and Freddie Mac are protected.

On December 24, 2009, the U.S. Treasury amended the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. On August 17, 2012, the U.S. Treasury announced the Third Amendment to the Agreement that recalibrated the calculation of the quarterly dividends that Freddie Mac pays to the U.S. Treasury which eliminated the need for Freddie Mac circularly to borrow from the U.S. Treasury only then to pay dividends back to the U.S. Treasury. The Third Amendment suspended the periodic commitment fee for so long as the dividend amounts were based on net worth. The Third Amendment also eliminated the requirement that Freddie Mac obtain the U.S. Treasury’s consent for asset dispositions with a fair market value (individually or in aggregate) of less than $250 million, but required Freddie Mac to submit annual risk management plans to the U.S. Treasury. On December 21, 2017, a letter agreement between the U.S. Treasury and Freddie Mac changed the terms of the senior preferred stock certificates to permit Freddie Mac to retain a $3 billion capital reserve, quarterly. On September 30, 2019, the U.S. Treasury and the Federal Housing Finance Agency (FHFA), acting as Conservator to Freddie Mac, announced amendments to the senior preferred stock certificates that will permit Freddie Mac to retain earnings beyond the $3 billion capital reserves previously allowed through the letter agreements. Since January 6, 2014, FHFA has conducted an ongoing assessment of its obligations and statutory mandates in preparation for Freddie Mac’s eventual exit from conservatorship.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, such Fund will take such steps as set forth in its procedures as adopted by the Board.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to such Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of such Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund has net redemptions, and could result in such Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, such Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict such Fund’s ability to conduct transactions in those securities.

Investment Company Securities

Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. A Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market mutual funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption or if such fees are paid, the Adviser waives its management fee in an amount necessary to offset the amounts paid.

If a Fund invests in and, thus, is a shareholder of another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that a Fund bears directly in connection with the Fund’s own operations.

Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of a Fund) having an aggregate value in excess of 10% of the value of the total assets of a Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc.

(“FINRA”). Each Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if a Fund satisfies certain conditions specified in the Rule, including, among other conditions, that a Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

If approved by the Board, each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the relevant Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2. Make loans, except to the extent permitted under the 1940 Act.

3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6. Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

7. With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).

In determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the underlying holdings of any investment company that publicly publishes its underlying holdings on a daily basis. In addition, if an underlying investment company does not publish its holdings daily but has a policy to concentrate or has otherwise disclosed that it is concentrated in a particular industry or group of related industries, the Fund will consider such investment company as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Funds will look through to the user or use of private activity municipal bonds to determine their industry.

For purposes of applying the limitation set forth in the concentration policy set forth above, a Fund may use the Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. A Fund’s method of applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) a Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (80 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust III, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served¹	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex² Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees³
Monica H. Byrd Born: 1979	Trustee	Indefinite term; since August 2023	Chief Financial Officer of LFO Management, LLC (since 2019).	78	None
Pamela Cytron Born: 1966	Trustee	Indefinite term; since August 2023	President, The Founder’s Arena (since 2023); CEO & Founder, Pendo Systems, Inc. (2020 to 2023); Non-executive Board advisor, RegAlytics (2021 to 2022).	78

Serves on the Boards of First Rate Inc. (since 2015); First Rate Ventures (since 2022); Privacy Lock (since 2022) (nonexecutive Board role); and World Technology Partners (since 2022) (Vice President). Served on the Board of Global Recovery Initiatives Foundation (2011 to 2022) (Chairman).

Lawrence Jules Born: 1968	Trustee	Indefinite term; since August 2023	Vice President and Head Trader at 3Edge Asset Management LLC (since 2022); and Director and Head Trader at Charles Schwab Investment Management (2008 to 2022).	78	Serves as a director of the 600 Atlantic/Federal Reserve Bank of Boston Federal Credit Union.
Ethan Powell Born: 1975	Trustee	Indefinite term; Trustee since May 2016	Principal and CIO of Brookmont Capital; President and Founder of Impact Shares LLC (“Impact Shares”) (2015 to 2025).	78

Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds) and is a member of the Board of Kelly Strategic Management Fund.

Interested Trustees⁴
Eric W. Falkeis⁴ Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	Indefinite term; Trustee and Chairman since 2025; Indefinite term; President and Principal Executive Officer since 2024	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).	496

Trustee and Chairman of Tidal Trust II (since 2022);

Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Trustee and Chairman of Tidal Trust I (since 2018);

Trustee and Chairman of Tidal Trust IV (since 2025);

Trustee and Chairman of Tidal Trust V (since 2025).

¹ The Trustees have designated a mandatory retirement age of 78, such that each Trustee, serving as such on the date he or she reaches the age of 78, shall submit his or her resignation not later than the last day of the calendar year in which his or her 78th birthday occurs.

² The group of Funds sponsored by Tidal and managed by Tidal or its affiliates, including Tidal Trust I, Tidal Trust II, Tidal Trust III, Tidal Trust IV and Tidal Trust V.

³ All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.

⁴ Mr. Falkeis is considered an “interested person” of the Trust due to his positions as Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Ms. Byrd should serve as a Trustee because of her substantial financial services experience through her current position as CFO at LFO Management, LLC, as well as through former positions. Ms. Byrd, CPA serves as the Chairperson of the Audit Committee. Ms. Byrd’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board's conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. Cytron should serve as a Trustee because of her substantial executive experience through her current position as President of The Founder’s Arena and her former position as CEO & Founder, Pendo Systems, Inc., as well as through service on other boards. Ms. Cytron serves as the Chairperson of the Governance Committee. Ms. Cytron experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board's conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Jules should serve as a Trustee because of his substantial financial services experience through his current position as Vice President and Head Trader at 3Edge Asset Management LLC, as well as through former positions. Mr. Jules’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, led to the Board's conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Powell should serve as a Trustee because of his substantial financial industry experience and his board service for other registered investment companies. Mr. Powell’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board's conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of Tidal Trust I, from 2018 to present, Trustee and Chairman of Tidal Trust II, from 2022 to present, Trustee and Chairman of Tidal Trust IV, from 2025 to present and Trustee and Chairman of Tidal Trust V, from 2025 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of certain of the Independent Trustees of the Trust (Mses. Byrd and Cytron, and Mr. Jules). Ms. Byrd is chair of the Audit Committee, and she presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance;

acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to each Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and each Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of each Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for each Fund’s Form N-CSR. For fiscal year ended September 30, 2025, the Audit Committee met one time with respect to the Funds.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). For fiscal year ended September 30, 2025, the QLCC has not met with respect to the Trust.

Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance Committee generally will not consider nominees recommended by shareholders. The Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. Cytron is the chair of the Governance Committee. The Governance Committee meets periodically, as necessary, but at least annually. For fiscal year ended September 30, 2025, the Governance Committee met five times with respect to the Funds.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust III, 234 West Florida St, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served¹	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis Born: 1973	President and Principal Executive Officer	Indefinite term; since May 2024	Chief Operating Officer, Tidal Investments LLC (since 2023); Chief Executive Officer, Tidal ETF Services LLC (since 2018).

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served¹	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite Term; since 2023
Chief Compliance Officer (Since 2023), Compliance Adviser (2022 to 2023), Tidal Investments LLC; Senior Compliance Adviser, ACA Global (2020 to 2023); Director, Hadron Specialty Insurance Company (since 2023); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present).

Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Treasurer since 2023, Indefinite term; Principal Financial Officer and Principal Accounting Officer since 2024; Indefinite term
SVP of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

Lissa M. Richter Born: 1979	Vice President and Secretary	Vice President since 2025; Indefinite term; Secretary since 2023; Indefinite term	VP of Fund Governance and Compliance (since 2024); ETF Regulatory Manager, (2021 to 2023) Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020).
Jennifer Smith Born: 1985	Assistant Treasurer	Indefinite term; since 2024
Assistant Vice President of Fund Administration, Tidal ETF Services LLC (Since 2024); Analyst, Tidal ETF Services, LLC (2023 to 2024); Fund Administrator, U.S. Bancorp Fund Services, LLC (2006 to 2023).

¹ Compensation is based on estimated amounts for the fiscal year ending September 30, 2025.

Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of December 31, 2025, the following Trustees beneficially owned shares of the Funds and certain other series of the Trust as follows, and no other Trustee owned shares of any series of the Trust:

Name of Trustee	Aggregate Dollar Range of Shares of Series of theTrust
Monica H. Byrd	$50,001 - $100,000
Ethan Powell	$10,001 - $50,000

Board Compensation

Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $50,000. The Independent Trustees also receive $6,000 per regularly scheduled meeting attended and $4,000 per special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Audit Committee Chair receives an annual retainer of $12,000 and the Nominating and Governance Committee Chair receives an annual retainer of $6,000. Prior to January 1, 2026, the Independent Trustees each receive an annual retainer of $25,000 and $5,000 per each meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Audit Committee Chair received an annual retainer of $10,000 and the Nominating and Governance Committee Chair received an annual retainer of $5,000. The Trust has no pension or retirement plan.

The following table shows the compensation received for the fiscal year ended September 30, 2025. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Trustee	Aggregate Compensation from Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Eric Falkeis	$0	$0
Independent Trustees
Pamela Cytron	$0	$72,500
Lawrence Jules	$0	$68,750
Monica Byrd	$0	$76,250
Ethan Powell	$0	$35,000

¹ Effective June 27, 2025 Mr. Powell became an Independent Trustee of the Trust prior to this date Mr. Powell did not receive compensation from the Trust.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Funds.

As of December 1, 2025, to the best of the Trust’s knowledge, the following shareholders were considered to be principal shareholders of the Fund:

Name & Address	% of Ownership	Type of Ownership
National Financial Services LLC 245 Summer Street Boston, MA 02210	72.05%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.52%	Record

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, Adviser, or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (844) 954-5050, (2) on the Fund’s website at www.ndrfunds.com, or (3) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, (“Tidal” or the “Adviser”), a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund subject to the direction and oversight of the Board. The Adviser is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Adviser and reviews the Sub-Adviser’s performance. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% based on the Fund’s average daily net assets. The Adviser, has agreed to reduce its unitary management fee to 0.59% of the Ned Davis Research 360° Dynamic Allocation ETF’s average daily net assets through at least January 31, 2027.

The Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

As of the date of this SAI, the Ned Davis Research 360º Core Equity ETF has not commenced operations. Each Fund will report Management fees once its initial fiscal period is completed.

For services provided to the Funds, the Funds pay the Adviser a unitary management fee, which is calculated daily and paid monthly, as shown in the table below:

Ned Davis Research 360º Dynamic Allocation ETF	Management Fee	Fee Waived	Net Management Fee
October 16, 2024 (commencement of operations) to September 30, 2025	$12,605	($2,909)	$9,696

INVESTMENT SUB-ADVISER

The Adviser has retained Ned Davis Research, Inc., (“NDR,” or the “Sub-Adviser”), a Florida corporation, located at 3665 Bee Ridge Road, Suite 306 Sarasota, Florida 34233, to serve as investment sub-adviser to each Fund pursuant to a sub-advisory agreement between the Adviser and NDR (the “Sub-Advisory Agreement”). NDR is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision of the Adviser and the Board. For its services, NDR is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund’s average daily net assets.

NDR has agreed to assume a portion of the Adviser’s obligation to pay expenses incurred by one or more of the Funds, except for the sub-advisory fee payable to NDR and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay NDR a portion of the profits, if any, generated by the Fund’s unitary management fee. Such expenses incurred by a Fund and paid by NDR include fees charged by Tidal ETF Services LLC, the Fund’s administrator and an affiliate of the Adviser.

The Sub-Advisory Agreement with respect to each Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of respective Fund, on 60 days’ written notice to the Adviser and NDR, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that NDR shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The table below shows fees paid by the Adviser to the Sub-Adviser with respect to each Fund for the fiscal period indicated.

Sub-Advisory Fees
October 16, 2024 (commencement of operations) to September 30, 2025	$776

PORTFOLIO MANAGERS

Each Fund is managed by Brian Sanborn, CFA, Amy Lubas, CFA, and Lisa Michalski, CFA, each a Portfolio Manager of the Sub-Adviser and Qiao Duan, CFA, Portfolio Manager for the Adviser and Ben McCaig, Portfolio Manager for the Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of September 30, 2025.

Brian Sanborn, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$0.268	0	$0

Amy Lubas, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Lisa Michalski, CFA, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Qiao Duan, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	120	$23,160.26	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Ben McCaig, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	7	$3,332.80	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of September 30, 2025, Mr. Sanborn beneficially owned Shares of the Fund in the range of $100,001–$500,000, Ms. Lubas beneficially owned Shares of the Fund in the range of $100,001–$500,000 and no Shares were owned by Ms. Michalski. As of September 30, 2025, Ms. Duan and Mr. McCaig did not beneficial own any Shares of the Funds.

Portfolio Manager Compensation. Each of Mr. Sanborn, Mrs. Lubas and Mrs. Michalski, is compensated by the Sub-Adviser with a fixed salary and discretionary bonus based on company-wide objectives of the Sub-Adviser.

Each portfolio manager of the Adviser is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of the Adviser, such portfolio manager may benefit indirectly from the revenue generated by the Funds’ Advisory Agreement with the Adviser.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, the Adviser and the Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts the firms manage are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

For fiscal year ended September 28, 2025, the Funds did not incur underwriting commissions, and the Distributor did not retain any amounts.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to each Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call (844) 954-5050.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Currently, no 12b-1 fees are charged, and no payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Independent Trustees”). None of the Independent Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator. The Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The table below shows the fees paid to the Administrator by the Fund for the fiscal period indicated below:

Administrator Fees
October 16, 2024 (commencement of operations) to September 30, 2025	$38,247

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and fund accountant.

Pursuant to a Transfer Agent/Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides transfer agency and fund accounting services to the Funds. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the transfer agency and fund accounting services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The table below shows the fees paid to Global Fund Services by the Fund for the fiscal period indicated below:

Fees Paid to Global Fund Services
October 16, 2024 (commencement of operations) to September 30, 2025	$28,685

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, NY 10020, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, Two Liberty Place 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day that the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non‑assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Adviser and Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon their respective experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser and Sub-Adviser owe fiduciary duties to their clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser and Sub-Adviser each chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and “ — Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute such Fund’s portfolio transactions in connection with such orders.

The Adviser and Sub-Adviser each may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser and Sub-Adviser under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub‑Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser and Sub-Adviser each faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’ expenses to the extent that the Adviser or Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit the Adviser, the Sub-Adviser, the Affiliates, or other accounts managed by the Adviser or Sub-Adviser effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser or any other Affiliate are considered at or about the same time, transactions in such securities are allocated among them in a manner deemed equitable and consistent with relevant fiduciary obligations. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The table below shows brokerage commissions paid with respect to the Funds for the fiscal period indicated below:

Brokerage Commissions Paid
October 16, 2024 (commencement of operations) to September 30, 2025	$1,413

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are required to identify the securities of their “regular brokers or dealers” that the Funds has acquired during its most recent fiscal year. As of fiscal period ended September 30, 2025, the Funds did not pay commissions to broker-dealer affiliates of a Fund or the Adviser.

Directed Brokerage. As of the fiscal period September 30, 2025, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (3) sold the largest dollar amounts of Shares.

As of the fiscal period September 30, 2025, the Funds did not own equity securities of its regular broker-dealers or their parent companies.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The table below shows the portfolio turnover rate with respect to the Fund for the fiscal period indicated.

Portfolio Turnover
October 16, 2024 (commencement of operations) to September 30, 2025	238%

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number, and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the relevant Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the relevant Fund Deposit for a Fund may change from time to time.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, a Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the relevant Fund or its agents by no later than 4:00 p.m. Eastern Time for each Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent, the Adviser, and the Sub-Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 4:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the applicable Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including if (1) the order is not in proper form; (2) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (3) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (4) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (5) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (6) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with any current or future SEC rulemaking or guidance relating thereto; provided that, no such suspension of the issuance of creation units will be done in a manner that impairs the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Ned Davis Research 360° Dynamic Allocation ETF	$300	2%
Ned Davis Research 360° Core Equity ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring a Fund Securities (defined below) from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Ned Davis Research 360° Dynamic Allocation ETF	$300	2%
Ned Davis Research 360° Core Equity ETF	$300	2%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option to cause a Fund to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares of such Fund based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using pricing services. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. For assets traded on an exchange, the Funds may value investments using market valuations. A market valuation generally means a valuation (1) obtained from an exchange, a pricing service, or a major market maker (or dealer), (2) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (3) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, annually and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve each Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the applicable Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and their respective shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their respective shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. The Dynamic Allocation Strategy Fund may invest in commodities ETFs that are not themselves regulated investment companies. Income from such a fund will not be qualifying income. The Fund will need to monitor its holdings carefully at the close of each quarter to be sure that the diversification tests are satisfied. Further, to the extent a Fund makes investments, each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain, and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”), and also must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code. As of the year ended September 30, 2025, Ned Davis Research 360º Dynamic Allocation ETF had short-term capital loss carryovers of $95,579, respectively. which do not expire.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, such Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

If more than 50 percent of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, if made, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing taxable income or to apply the amount of foreign taxes as a foreign tax credit against his or her U.S. Federal income taxes attributable to such foreign income, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder who is an individual in computing the alternative minimum tax.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS,”),, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for an exchanger who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares composing the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding Fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that they are not subject to “backup withholding;” or (4) fails to provide a certified statement that they are a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of Funds’ shareholders with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. You may request a copy of each Fund’s annual report at no charge by calling (844) 954-5050 or through the Funds’ website at www.ndrfunds.com.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)	Certificate of Trust of Impact Shares Fund Trust I (the “Trust” or the “Registrant”) dated May 19, 2016, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

		(i)	First Amendment to the Certificate of Trust of Impact Shares Trust I (the “Trust” or the “Registrant”) dated February 2, 2018, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

		(ii)	Second Amendment to the Certificate of Trust of Tidal Trust III (the “Trust” or the “Registrant”) dated March 19, 2024, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

	(ii)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

	(iii)	Organizational Documents for Cayman Subsidiary (for the USCF Daily Target 2X Copper Index ETF).

		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(2)	Sub-Advisory Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

	(iv)	Organizational Documents for Cayman Subsidiary (for the PEO AlphaQuest™ Thematic PE ETF).

		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(2)	Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(i) First Amendment to the Futures Trading Agreement – previously filed with Post-Effective Amendment No. 131 on Form N-1A on August 20, 2025 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

	(v)	Organizational Documents for Cayman Subsidiary (for the Stoneport Advisors Commodity Long Short ETF).

		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 147 on Form N-1A on November 12, 2025, and is incorporated herein by reference.

(b)	Amended and Restated By-laws of the Registrant dated December 11, 2025, previously filed with Post-Effective Amendment No. 164 on Form N-1A on January 16, 2026, and is incorporated herein by reference.

(c)	Instruments defining rights of security holders with respect to the Registrant are contained in the Third Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws, which are incorporated herein by reference to Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024.

(d)	(i)	Amended and Restated Investment Advisory Agreement between the Registrant (with respect to Impact Shares NAACP Minority Empowerment ETF and Impact Shares Women’s Empowerment ETF) and Impact Shares, Corp., dated July 16, 2021, is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on August 26, 2021.

		(i)	First Amendment to Amended and Restated Investment Advisory Agreement (with respect to the Impact Shares Women’s Empowerment ETF), previously filed with Post-Effective Amendment No. 37 on Form N-1A October 27, 2023 and is incorporated herein by reference.

	(ii)	Investment Advisory Agreement between Registrant (for the Impact Shares Women’s Empowerment ETF), and Tidal Investments, LLC (formerly, Toroso Investments, LLC), previously filed with Post-Effective Amendment No. 37 on Form N-1A on October 27, 2023 and is incorporated herein by reference.

	(iii)	Investment Advisory Agreement between the Trust (for Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

(iv)	Investment Advisory Agreement between the Trust (for TradersAI Large Cap Equity & Cash ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

(v)

Investment Advisory Agreement between the Trust (for 4E Quality Growth ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(vi)	Investment Advisory Agreement between the Trust (for GammaRoad Market Navigation ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 55 on Form N-1A on August 20, 2024 and is incorporated herein by reference.

(vii)	Investment Advisory Agreement between the Trust (for VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.

	(i)	First Amendment to Investment to the Advisory Agreement (for the VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF, and VistaShares Target 15 USA Low Volatility Income ETF),previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.

	(ii)	Second Amendment to the Investment Advisory Agreement (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

	(iii)	Third Amendment to the Investment Advisory Agreement (for the VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

	(iv)	Fourth Amendment to the Investment Advisory Agreement (for the VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.

	(v)	Fifth Amendment to the Investment Advisory Agreement (for the VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven?Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

(viii)	Investment Advisory Agreement between the Trust (for Fundstrat Granny Shots US Large Cap ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference

(i) First Amendment to the Investment Advisory Agreement (for the Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(ix)	Investment Advisory Agreement between the Trust (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

(x)	Investment Advisory Agreement between the Trust (for Ninepoint Energy ETF and Ninepoint Energy Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.

(xi)	Investment Advisory Agreement between the Trust (for The Beehive ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

(xii)	Investment Advisory Agreement between the Trust (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.

(xiii)	Investment Advisory Agreement between the Trust (for USCF Daily Target 2X Copper Index ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xiv)	Investment Advisory Agreement between the Trust (for Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF and Battleshares™ GOOGL vs NYT ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.

(i) First Amendment to Investment Advisory Agreement (for the Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF and Battleshares™ Gold vs Bitcoin ETF) – to be filed by amendment.

(xv)	Investment Advisory Agreement between the Trust (for TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(xvi)	Investment Advisory Agreement between the Trust (for PEO AlphaQuest™ Thematic PE ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xvii)	Investment Advisory Agreement between the Trust (for World Dynamic Momentum Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 98 on Form N-1A on January 27, 2025 and is incorporated herein by reference.

(xviii)	Investment Advisory Agreement between the Trust (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(xix)	Investment Advisory Agreement between the Trust (for MRP SynthEquity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.

(xx)	Investment Advisory Agreement between the Trust (for Alpha Brands™ Consumption Leaders ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(xxi)	Investment Advisory Agreement between the Trust (for Smart AllocationTM High Income ETF) and Tidal Investments LLC – to be filed by amendment.

(xxiii)	Investment Advisory Agreement between the Trust (for Stoneport Advisors Commodity Long Short ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

(xxiv)	Investment Advisory Agreement between the Trust (for NovaTide Flexible Allocation ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

(xxv)	Investment Advisory Agreement between the Trust (for RCN Pareto Strategic Allocation ETF) and Tidal Investments LLC – to be filed by amendment.

(xxvi)	Investment Advisory Agreement between the Trust (for U.S. Defense ETF) and Tidal Investments LLC – to be filed by amendment.

(xxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Rockefeller Asset Management (for Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF), previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.
(xxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Route 20 Private Wealth Inc. (for 4E Quality Growth ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(xxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and VistaShares Advisors LLC (for VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.

(i) First Amendment to Investment Sub-Advisory Agreement (for the VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF, and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.

(ii) Second Amendment to the Investment Sub-Advisory Agreement (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF),previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

	(iii)	Third Amendment to Investment Sub-Advisory Agreement (for the VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

	(iv)	Fourth Amendment to Investment Sub-Advisory Agreement (for the VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF and VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.

	(v)	Fifth Amendment to Investment Sub-Advisory Agreement (for the VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

(xxx)		Investment Sub-Advisory Agreement between Tidal Investments LLC and Fundstrat Capital, LLC (for Fundstrat Granny Shots US Large Cap ETF), previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference.

	(i)	First Amendment to the Investment Sub-Advisory Agreement (for the Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(xxxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Ned Davis Research Inc. (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

(xxxii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Ninepoint Partners LP (for Ninepoint Energy ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.

	(xxxiii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Cannell & Spears LLC (for The Beehive ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

	(xxxiv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Nest Egg ETFs, LLC. (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.

	(xxxv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and USCF Advisers LLC (for USCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

	(xxxvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC and TH GARP ETFS LTD (for TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

	(xxxvii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and PEO Partners, LLC (for PEO AlphaQuest™ Thematic PE ETF), previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(i) First Amendment to the Investment Sub-Advisory Agreement (for PEO AlphaQuest™ Thematic PE ETF) – previously filed with Post-Effective Amendment No. 131 on Form N-1A on August 20, 2025 and is incorporated herein by reference.

	(xxxviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and AlphaQuest LLC (for PEO AlphaQuest™ Thematic PE ETF), previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.
	(xxxix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Intech Investment Management LLC (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF), previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.

	(xl)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Measured Risk Portfolios, Inc. (for MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 120 on Form N-1A on June 6, 2025 and is incorporated herein by reference.

	(xli)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Accuvest Global Advisors Inc. (for Alpha Brands™ Consumption Leaders ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

	(xlii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Harmonic Capital, LLC (for NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

	(xliii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and RCN Wealth Advisors, Inc. (for RCN Pareto Strategic Allocation ETF) – to be filed by amendment.

(e)	(i)	Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

(i) Second Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF), previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

(ii)	Third Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(iii)	Fifth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint Energy ETF and Ninepoint Energy Income), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.
(iv)	Sixth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

(v)	Seventh Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (addingBattleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, Battleshares™ GOOGL vs NYT ETF, TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(vi)	Eighth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding PEO AlphaQuest™ Thematic PE ETF, World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(vii)	Ninth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(viii)	Tenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(ix)	Twelfth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF, Battleshares™ Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(x)	Thirteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.

		(xi)	Fourteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, VistaShares Target 15TM S&P 100 Distribution ETF, Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF ), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

		(xii)	Fifteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC, (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

		(xiii)	Sixteenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding RCN Pareto Strategic Allocation ETF) – to be filed by amendment.

		(xiv)	Seventeenth Amendment to the Distribution Agreement between the Trust and Foreside Fund Services, LLC (adding U.S. Defense ETF) – to be filed by amendment.

	(ii)	Distribution Services Agreement between Tidal Investments LLC and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

	(iii)	Form of Authorized Participant Agreement between the Registrant and Foreside Fund Services, LLC, previously filed with Post-Effective Amendment No. 44 on Form N-1A on July 2, 2024 and is incorporated herein by reference.

(f)	Not applicable.

(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.
		(i)	First Amendment to the Custodian Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

(ii)	Second Amendment to the Custodian Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

(iii)	Fourth Amendment to the Custodian Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint Energy ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

(iv)	Fifth Amendment to the Custodian Agreement (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

(v)	Sixth Amendment to the Custodian Agreement (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, Battleshares™ GOOGL vs NYT ETF, TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(vi)	Seventh Amendment to the Custodian Agreement (adding PEO AlphaQuest™ Thematic PE ETF, World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF, previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.

(vii)	Eighth Amendment to the Custodian Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF) – previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(viii)	Ninth Amendment to the Custodian Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(ix)

Eleventh Amendment to the Custodian Agreement (adding Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF, Battleshares™ Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(x)	Twelfth Amendment to the Custodian Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.

(xi)

Thirteenth Amendment to the Custodian Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

		(xii)	Fourteenth Amendment to the Custodian Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF, VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

		(xiii)	Fifteenth Amendment to the Custodian Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, and VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

		(xiv)	Sixteenth Amendment to the Custodian Agreement (adding RCN Pareto Strategic Allocation ETF) - to be filed by amendment.

		(xv)	Seventeenth Amendment to the Custodian Agreement (adding U.S. Defense ETF) - to be filed by amendment.

(h)	(i)	Amended and Restated Fund Administration Servicing Agreement between the Registrant, Tidal ETF Services, LLC and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

		(i)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 142 on Form N-1A on October 23, 2025 and is incorporated herein by reference.

		(ii)	Second Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, VistaShares Target 15TM S&P 100 Distribution ETF, Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

	(iii)	Third Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

	(iv)	Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding RCN Pareto Strategic Allocation ETF) – to be filed by amendment.

	(v)	Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding U.S. Defense ETF) – to be filed by amendment.

(ii)	Transfer Agent Agreement between Registration and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.

	(i)	First Amendment to the Transfer Agency Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

	(ii)	Second Amendment to the Transfer Agency Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

	(iii)	Fourth Amendment to the Transfer Agency Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint Energy ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

	(iv)	Fifth Amendment to the Transfer Agency Agreement (adding The Beehive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

	(v)	Sixth Amendment to the Transfer Agency Agreement (addingBattleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, Battleshares™ GOOGL vs NYT ETF,TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(vi)	Seventh Amendment to the Transfer Agency Agreement (adding PEO AlphaQuest™ Thematic PE ETF, World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.

(vii)	Eighth Amendment to the Transfer Agency Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(viii)	Ninth Amendment to the Transfer Agency Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(ix)	Eleventh Amendment to the Transfer Agency Agreement (adding Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF, Battleshares™ Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(x)	Twelfth Amendment to the Transfer Agency Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.

(xi)	Thirteenth Amendment to the Transfer Agency Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(xii)	Fourteenth Amendment to the Transfer Agency Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF and VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

(xiii)	Fifteenth Amendment to the Transfer Agency Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

	(xiv)	Sixteenth Amendment to the Transfer Agency Agreement (adding RCN Pareto Strategic Allocation ETF) - to be filed by amendment.

	(xv)	Seventeenth Amendment to the Transfer Agency Agreement (adding U.S. Defense ETF) - to be filed by amendment.

(iii)	Fund Accounting Agreement between Registration and U.S. Bancorp Fund Services, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on July 16, 2024 and is incorporated herein by reference.

	(i)	First Amendment to the Fund Accounting Agreement (adding Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF, Rockefeller New York Municipal Bond ETF, Rockefeller U.S. Small-Mid Cap ETF, Rockefeller Global Equity ETF, TradersAI Large Cap Equity & Cash ETF, 4E Quality Growth ETF and GammaRoad Market Navigation ETF, previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

	(ii)	Second Amendment to the Fund Accounting Agreement (adding Impact Shares Women’s Empowerment ETF, Impact Shares NAACP Minority Empowerment ETF, VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF, previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

	(iii)	Fourth Amendment to the Fund Accounting Agreement (adding Fundstrat Granny Shots US Large Cap ETF, Ned Davis Research 360º Dynamic Allocation ETF, Ned Davis Research 360º Core Equity ETF, Ninepoint Energy ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

	(iv)	Fifth Amendment to the Fund Accounting Agreement (adding The BeeHive ETF,NestYield Total Return Guard ETF, NestYield Dynamic Income Shield ETF, NestYield Visionary ETF andUSCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

	(v)	Sixth Amendment to the Fund Accounting Agreement (adding Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF, Battleshares™ GOOGL vs NYT ETF, TH GARP Global Rising Leaders ETF and TH GARP India Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

	(vi)	Seventh Amendment to the Fund Accounting Agreement (adding PEO AlphaQuest™ Thematic PE ETF, World Dynamic Momentum Leaders ETF, VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.

(vii)	Eighth Amendment to the Fund Accounting Agreement (adding Intech S&P Large Cap Diversified Alpha ETF, Intech S&P Small-Mid Cap Diversified Alpha ETF and MRP SynthEquity ETF) – previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(viii)	Ninth Amendment to the Fund Accounting Agreement (adding Alpha Brands™ Consumption Leaders ETF, VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF), previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(ix)	Eleventh Amendment to the Fund Accounting Agreement (adding Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF, Battleshares™ Gold vs Bitcoin ETF, VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(x)	Twelfth Amendment to the Fund Accounting Agreement (adding Stoneport Advisors Commodity Long Short ETF and NovaTide Flexible Allocation ETF), previously filed with Post-Effective Amendment No. 139 on Form N-1A on October 7, 2025 and is incorporated herein by reference.

(xi)	Thirteenth Amendment to the Fund Accounting Agreement (adding Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF), previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(xii)	Fourteenth Amendment to the Fund Accounting Agreement (adding VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution Option Income ETF, VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF, VistaShares IPO and Income ETF, VistaShares Target 15™ International Innovators Distribution ETF, VistaShares Target 15™ European High Dividend Payers Distribution ETF, VistaShares Target 15™ Global 100 Distribution ETF and VistaShares Target 15™ S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

(xiii)	Fifteenth Amendment to the Fund Accounting Agreement (adding VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF, VistaShares DIVBoost Energy Distribution ETF, VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, VistaShares Target 15 LAFFTech Distribution ETF, VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF), previously filed with Post-Effective Amendment No. 160 on Form N-1A on January 7, 2026 and is incorporated herein by reference.

(xiv) Sixteenth Amendment to the Fund Accounting Agreement (adding RCN Pareto Strategic Allocation ETF) - to be filed by amendment.

(xv) Seventeenth Amendment to the Fund Accounting Agreement (adding U.S. Defense ETF) - to be filed by amendment.

	(iv)	Sub-License Agreement with Impact Shares, Corp dated July 17, 2018, as amended, is incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, previously filed on August 23, 2019.

	(v)	Powers of Attorney, previously filed with Post-Effective Amendment No. 39 on Form N-1A on May 22, 2024 and is incorporated herein by reference.

	(vi)	Form of ETF Support Agreement by and among Tidal Investments LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s), previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

	(vii)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the GammaRoad Market Navigation ETF), previously filed with Post-Effective Amendment No. 55 on Form N-1A on August 20, 2024 and is incorporated herein by reference.

	(viii)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the Ned Davis Research 360º Dynamic Allocation ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

	(ix)	Fee Waiver Agreement between the Adviser and the Trust (on behalf of the NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.

(i)	(i)	Opinion of legal counsel relating to Impact Shares NAACP Minority Empowerment ETF, dated July 9, 2018, is incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on July 10, 2018.

	(ii)	Opinion of legal counsel relating to Impact Shares Women’s Empowerment ETF, dated August 22, 2018, is incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on August 22, 2018.

	(iii)	Opinion and Consent of Counsel (for the Rockefeller Opportunistic Municipal Bond ETF, Rockefeller California Municipal Bond ETF and Rockefeller New York Municipal Bond ETF), previously filed with Post-Effective Amendment No. 49 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

	(iv)	Opinion and Consent of Counsel (for Rockefeller U.S. Small-Mid Cap ETF and Rockefeller Global Equity ETF), previously filed with Post-Effective Amendment No. 57 on Form N-1A on August 23, 2024 and is incorporated herein by reference.

	(v)	Opinion and Consent of Counsel (for the VistaShares Artificial Intelligence Supercycle ETF and VistaShares Electrification Supercycle ETF), previously filed with Post-Effective Amendment No. 61 on Form N-1A on September 13, 2024 and is incorporated herein by reference.

	(vi)	Opinion and Consent of Counsel (for the Fundstrat Granny Shots US Large Cap ETF), previously filed with Post-Effective Amendment No. 67 on Form N-1A on October 21, 2024 and is incorporated herein by reference.

(vii)

Opinion and Consent of Counsel (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF), previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

(viii)	Opinion and Consent of Counsel (for Ninepoint Energy ETF and Ninepoint Energy Income ETF), previously filed with Post-Effective Amendment No. 66 on Form N-1A on October 18, 2024 and is incorporated herein by reference.

(ix)	Opinion and Consent of Counsel (for The Beehive ETF), previously filed with Post-Effective Amendment No. 80 on Form N-1A on December 9, 2024 and is incorporated herein by reference.

(x)	Opinion and Consent of Counsel (for NestYield Total Return Guard ETF, NestYield Dynamic Income ETF and NestYield Visionary ETF), previously filed with Post-Effective Amendment No. 85 on Form N-1A on December 20, 2024 and is incorporated herein by reference.

(xi)	Opinion and Consent of Counsel (for USCF Daily Target 2X Copper Index ETF), previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xii)	Opinion and Consent of Counsel (for Battleshares™ NVDA vs INTC ETF, Battleshares™ AMZN vs M ETF, Battleshares™ COIN vs WFC ETF, Battleshares™ MSTR vs JPM ETF, Battleshares™ NFLX vs CMCSA ETF, Battleshares™ LLY vs YUM ETF and Battleshares™ GOOGL vs NYT ETF), previously filed with Post-Effective Amendment No. 96 on Form N-1A on January 23, 2025 and is incorporated herein by reference.

(xiii)	Opinion and Consent of Counsel (for Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF), previously filed with Post-Effective Amendment No. 101 on Form N-1A on February 26, 2025 and is incorporated herein by reference.

(xiv)	Opinion and Consent of Counsel (for TH GARP Global Rising Leaders ETF), previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(xv)	Opinion and Consent of Counsel (for PEO AlphaQuest™ Thematic PE ETF), previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xvi)	Opinion and Consent of Counsel (for World Dynamic Momentum Leaders ETF) – previously filed with Post-Effective Amendment No. 98 on Form N-1A on January 27, 2025 and is incorporated herein by reference.

(xvii)	Opinion and Consent of Counsel (for TH GARP India Rising Leaders ETF) – previously filed with Post-Effective Amendment No. 99 on Form N-1A on January 28, 2025 and is incorporated herein by reference.

(xxviii)	Opinion and Consent of Counsel (for MRP SynthEquity ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on February 26, 2025 and is incorporated herein by reference.

(xix)	Opinion and Consent of Counsel (for VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Momentum Income ETF, VistaShares Target 15 USA Value Income ETF, VistaShares Target 15 USA Quality Income ETF and VistaShares Target 15 USA Low Volatility Income ETF) – previously filed with Post-Effective Amendment No. 103 on Form N-1A on February 28, 2025 and is incorporated herein by reference.

(xx)

Opinion and Consent of Counsel (for Alpha Brands™ Consumption Leaders ETF) – previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(xxi)	Opinion and Consent of Counsel (for VistaShares Animal Spirits Strategy ETF and VistaShares Animal Spirits Daily 2X Strategy ETF) – previously filed with Post-Effective Amendment No. 118 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

(xxii)	Opinion and Consent of Counsel (for Battleshares™ Bitcoin vs Ether ETF, Battleshares™ Ether vs Bitcoin ETF, Battleshares™ Bitcoin vs Gold ETF and Battleshares™ Gold vs Bitcoin ETF) – to be filed by amendment.

(xxiii)	Opinion and Consent of Counsel (for VistaShares ACKtivist Select ETF, VistaShares Target 15 ACKtivist Distribution ETF, VistaShares BigShort Select ETF, VistaShares Target 15 BigShort Distribution ETF, VistaShares DRUKMacro Select ETF, VistaShares Target 15 DRUKMacro Distribution ETF and VistaShares Berkshire Select ETF), previously filed with Post-Effective Amendment No. 128 on Form N-1A on August 18, 2025 and is incorporated herein by reference.

(xxiv)	Opinion and Consent of Counsel (for Smart AllocationTM High Income ETF) – to be filed by amendment.

(xxv)	Opinion and Consent of Counsel (for Stoneport Advisors Commodity Long Short ETF)– previously filed with Post-Effective Amendment No. 134 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

(xxvi)	Opinion and Consent of Counsel (for NovaTide Flexible Allocation ETF) – previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

(xxvii)	Opinion and Consent of Counsel (for VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF) – previously filed with Post-Effective Amendment No. 153 on Form N-1A on November 26, 2025 and is incorporated herein by reference.

(xxxviii)	Opinion and Consent of Counsel (for Fundstrat Granny Shots US Small- & Mid-Cap ETF and Fundstrat Granny Shots US Large Cap & Income ETF) – previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(xxix)	Opinion and Consent of Counsel (VistaShares Bitcoin Treasury Income ETF, VistaShares Ethereum Treasury Income ETF, VistaShares Ethereum Treasury ETF and VistaShares IPO and Income ETF) – previously filed with Post-Effective Amendment No. 154 on Form N-1A on December 1, 2025 and is incorporated herein by reference.

(xxx)	Opinion and Consent of Counsel (for VistaShares Target 15TM International Innovators Distribution ETF, VistaShares Target 15TM European High Dividend Payers Distribution ETF, VistaShares Target 15TM Global 100 Distribution ETF, and VistaShares Target 15TM S&P 100 Distribution ETF), previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.

(xxxi)	Opinion and Consent of Counsel (for VistaShares DIVBoost Dividend Nobles Distribution ETF, VistaShares DIVBoost Dividend Kings Distribution ETF, VistaShares DIVBoost Sector Distribution ETF, VistaShares DIVBoost Utilities Distribution ETF, VistaShares DIVBoost High Yield Bond Distribution ETF, VistaShares DIVBoost REIT Distribution ETF and VistaShares DIVBoost Energy Distribution ETF), previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

(xxxii)	Opinion and Consent of Counsel (for VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, and VistaShares Target 15 LAFFTech Distribution ETF), previously filed with Post-Effective Amendment No. 164 on Form N-1A on January 16, 2026 and is incorporated herein by reference.

	(xxxiii)	Opinion and Consent of Counsel (for VistaShares HRVD Select ETF, VistaShares Target 15 HRVD Distribution ETF, VistaShares GATE Endowment Select ETF, VistaShares Target 15 GATE Endowment Distribution ETF, VistaShares Gulf Sovereign Select ETF, VistaShares Target 15 Gulf Sovereign Distribution ETF, VistaShares Nordic Wealth Select ETF and VistaShares Target 15 Nordic Wealth Distribution ETF) - to be filed by amendment.

	(xxxiv)	Opinion and Consent of Counsel (for RCN Pareto Strategic Allocation ETF) – to be filed by amendment.

	(xxxv)	Opinion and Consent of Counsel (for U.S. Defense ETF) – to be filed by amendment.

	(xxxvi)	Consent of Counsel (for Ned Davis Research 360º Dynamic Allocation ETF and Ned Davis Research 360º Core Equity ETF) – filed herewith

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Rule 12b-1 Distribution Plan, previously filed with Post-Effective Amendment No. 161 on Form N-1A on January 8, 2026 and is incorporated herein by reference.

(n)	Not applicable.

(o)	Reserved.

(p)	(i)	Code of Ethics for Tidal Trust III, previously filed with Post-Effective Amendment No. 159 on Form N-1A on December 23, 2025 and is incorporated herein by reference.

	(ii)	Code of Ethics for Tidal Investments LLC, previously filed with Post-Effective Amendment No. 152 on Form N-1A on November 26, 2025 and is incorporated herein by reference.

	(iii)	Code of Ethics for Foreside Fund Services, LLC - not applicable per Rule 17j-1(c)(3).

	(iv)	Code of Ethics for Rockefeller Asset Management, previously filed with Post-Effective Amendment No. 159 on Form N-1A on December 23, 2025 and is incorporated herein by reference.

	(v)	Code of Ethics for Traders A.I., Inc., previously filed with Post-Effective Amendment No. 48 on Form N-1A on August 5, 2024 and is incorporated herein by reference.

	(vi)	Code of Ethics for Route 20 Private Wealth Inc., previously filed with Post-Effective Amendment No. 59 on Form N-1A on September 6, 2024 and is incorporated herein by reference.

	(vii)	Code of Ethics for VistaShares Advisors LLC – previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

	(viii)	Code of Ethics for Ned Davis Research Inc., previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

	(ix)	Code of Ethics for Ninepoint Partners LP, previously filed with Post-Effective Amendment No. 64 on Form N-1A on October 15, 2024 and is incorporated herein by reference.

(x)	Code of Ethics for Fundstrat Capital, LLC - previously filed with Post-Effective Amendment No. 146 on Form N-1A on November 11, 2025 and is incorporated herein by reference.

(xi)	Code of Ethics for Cannell & Spears LLC – previously filed with Post-Effective Amendment No. 110 on Form N-1A on April 28, 2025 and is incorporated herein by reference.

(xii)	Code of Ethics for Harmonic Capital, LLC – previously filed with Post-Effective Amendment No. 135 on Form N-1A on September 12, 2025 and is incorporated herein by reference.

(xiii)	Code of Ethics for Nest Egg ETFs, LLC – previously filed with Post-Effective Amendment No. 119 on Form N-1A on May 30, 2025 and is incorporated herein by reference.

(xiv)	Code of Ethics for USCF Advisers LLC, previously filed with Post-Effective Amendment No. 94 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xv)	Code of Ethics for TH GARP ETFS LTD, previously filed with Post-Effective Amendment No. 91 on Form N-1A on January 13, 2025, and is incorporated herein by reference.

(xvi)	Code of Ethics for PEO Partners, LLC, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xvii)	Code of Ethics for AlphaQuest LLC, previously filed with Post-Effective Amendment No. 95 on Form N-1A on January 17, 2025 and is incorporated herein by reference.

(xviii)	Code of Ethics for Intech Investment Management LLC, previously filed with Post-Effective Amendment No. 101 on Form N-1A on February 26, 2025 and is incorporated herein by reference.

(xix)	Code of Ethics for Measured Risk Portfolios, Inc., previously filed with Post-Effective Amendment No. 102 on Form N-1A on February 26, 2025 and is incorporated herein by reference.

(xx)	Code of Ethics for Accuvest Global Advisors Inc. – previously filed with Post-Effective Amendment No. 113 on Form N-1A on May 21, 2025 and is incorporated herein by reference.

(xxi)	Code of Ethics for RCN Wealth Advisors, Inc. – to be filed by amendment.

Item 29. Persons Controlled by or under Common Control with Registrant.

Not Applicable.

Item 30. Indemnification

Reference is made to Article IV of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Each of the investment advisers and investment sub-advisers to one or more of the Funds is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of each adviser/sub-adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to the respective Schedules A and D of Form ADV filed by each such firm pursuant to the Advisers Act. Each adviser’s/sub-adviser’s state of organization and SEC Advisers Act file number is noted below.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857

Investment Sub-Advisers
Impact Shares Corp.	801-112391
Unity Wealth Partners LLC	801-130370
Rockefeller Asset Management, a division of Rockefeller & Co. LLC	801-113009
Traders A.I., Inc.	801-130642
Route 20 Private Wealth Inc.	801-130981
VistaShares Advisors LLC	801-130962
Fundstrat Capital, LLC	801-131012
Ned Davis Research Inc.	801-60241
Ninepoint Partners LP	801-111715
Cannell & Spears LLC	801-67401
Harmonic Capital, LLC	801-132705
Nest Egg ETFs, LLC	801-131316
USCF Advisers LLC	801-79985
TH GARP ETFS LTD	801-131592
PEO Partners, LLC	801-131277
AlphaQuest LLC	801-108500
Intech Investment Management LLC	801-60987
Measured Risk Portfolios, Inc.	801-80124
Accuvest Global Advisors Inc.	801-68887
RCN Wealth Advisors, Inc.	[ ]

Item 32. Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust

8.	AFA Private Credit Fund

9.	AGF Investments Trust

10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	AMG ETF Trust

15.	Amplify ETF Trust

16.	Applied Finance Dividend Fund, Series of World Funds Trust

17.	Applied Finance Explorer Fund, Series of World Funds Trust

18.	Applied Finance Select Fund, Series of World Funds Trust

19.	Ardian Access LLC

20.	ARK ETF Trust

21.	ARK Venture Fund

22.	Bitwise Funds Trust

23.	BondBloxx ETF Trust

24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

25.	Bridgeway Funds, Inc.

26.	Brinker Capital Destinations Trust

27.	Brookfield Real Assets Income Fund Inc.

28.	Build Funds Trust

29.	Calamos Convertible and High Income Fund

30.	Calamos Convertible Opportunities and Income Fund

31.	Calamos Dynamic Convertible and Income Fund

32.	Calamos Global Dynamic Income Fund

33.	Calamos Global Total Return Fund

34.	Calamos Strategic Total Return Fund

35.	Carlyle Tactical Private Credit Fund

36.	Cascade Private Capital Fund

37.	Catalyst/Perini Strategic Income Fund

38.	CBRE Global Real Estate Income Fund

39.	Center Coast Brookfield MLP & Energy Infrastructure Fund

40.	Clifford Capital Partners Fund, Series of World Funds Trust

41.	Cliffwater Corporate Lending Fund

42.	Cliffwater Enhanced Lending Fund

43.	Coatue Innovative Strategies Fund

44.	Cohen & Steers ETF Trust

45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

51.	Davis Fundamental ETF Trust

52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions

53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

55.	Defiance Quantum ETF, Series of ETF Series Solutions

56.	Denali Structured Return Strategy Fund

57.	Dodge & Cox Funds

58.	DoubleLine ETF Trust

59.	DoubleLine Income Solutions Fund

60.	DoubleLine Opportunistic Credit Fund

61.	DoubleLine Yield Opportunities Fund

62.	DriveWealth ETF Trust

63.	EIP Investment Trust

64.	Ellington Income Opportunities Fund

65.	ETF Opportunities Trust

66.	Exchange Listed Funds Trust

67.	Exchange Place Advisors Trust

68.	FIS Trust

69.	FlexShares Trust

70.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust

71.	Forum Funds

72.	Forum Funds II

73.	Forum Real Estate Income Fund

74.	Fundrise Growth Tech Fund, LLC

75.	GMO ETF Trust

76.	GoldenTree Opportunistic Credit Fund

77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

78.	Grayscale Funds Trust

79.	Guinness Atkinson Funds

80.	Harbor ETF Trust

81.	Harris Oakmark ETF Trust

82.	Hawaiian Tax-Free Trust

83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

89.	Innovator ETFs Trust

90.	Ironwood Institutional Multi-Strategy Fund LLC

91.	Ironwood Multi-Strategy Fund LLC

92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

93.	John Hancock Exchange-Traded Fund Trust

94.	Kurv ETF Trust

95.	Lazard Active ETF Trust

96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

101.	Manor Investment Funds

102.	MoA Funds Corporation

103.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

104.	Morgan Stanley ETF Trust

105.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

106.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

107.	Morningstar Funds Trust

108.	NEOS ETF Trust

109.	Niagara Income Opportunities Fund

110.	North Square Evanston Multi-Alpha Fund

111.	NXG Cushing® Midstream Energy Fund

112.	NXG NextGen Infrastructure Income Fund

113.	OTG Latin American Fund, Series of World Funds Trust

114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

121.	Palmer Square Funds Trust

122.	Palmer Square Opportunistic Income Fund

123.	Partners Group Private Income Opportunities, LLC

124.	Perkins Discovery Fund, Series of World Funds Trust

125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

126.	Plan Investment Fund, Inc.

127.	Point Bridge America First ETF, Series of ETF Series Solutions

128.	Precidian ETFs Trust

129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

134.	Renaissance Capital Greenwich Funds

135.	REX ETF Trust

136.	Reynolds Funds, Inc.

137.	RMB Investors Trust

138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

141.	Roundhill Cannabis ETF, Series of Listed Funds Trust

142.	Roundhill ETF Trust

143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

145.	Roundhill Video Games ETF, Series of Listed Funds Trust

146.	Rule One Fund, Series of World Funds Trust

147.	Russell Investments Exchange Traded Funds

148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

149.	Six Circles Trust

150.	Sound Shore Fund, Inc.

151.	SP Funds Trust

152.	Sparrow Funds

153.	Spear Alpha ETF, Series of Listed Funds Trust

154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

155.	STF Tactical Growth ETF, Series of Listed Funds Trust

156.	Strategic Trust

157.	Strategy Shares

158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

159.	Tekla World Healthcare Fund

160.	Tema ETF Trust

161.	The 2023 ETF Series Trust

162.	The Community Development Fund

163.	The Cook & Bynum Fund, Series of World Funds Trust

164.	The Private Shares Fund

165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

166.	Third Avenue Trust

167.	Third Avenue Variable Series Trust

168.	Tidal Trust I

169.	Tidal Trust II

170.	Tidal Trust III

171.	Tidal Trust IV

172.	TIFF Investment Program

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

178.	Total Fund Solution

179.	Touchstone ETF Trust

180.	Trailmark Series Trust

181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2x Long Ether Daily Target ETF

185.	U.S. Global Investors Funds

186.	Union Street Partners Value Fund, Series of World Funds Trust

187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

191.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

192.	Virtus Stone Harbor Emerging Markets Income Fund

193.	Volatility Shares Trust

194.	WEBs ETF Trust

195.	Wedbush Series Trust

196.	Wellington Global Multi-Strategy Fund

197.	Wilshire Mutual Funds, Inc.

198.	Wilshire Variable Insurance Trust

199.	WisdomTree Trust

200.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Vice President Vice President	None None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

(1)	Impact Shares, Corp, 5950 Berkshire Lane, Suite 1420, Dallas, Texas 75225
(2)	Tidal Investments LLC (formerly Toroso Investments, LLC), 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204
(3)	Tidal ETF Services LLC, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204
(4)	U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202
(5)	U.S. Bank, National Association, 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53202
(6)	Foreside Fund Service, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101
(7)	Unity Wealth Partners LLC, 4050 W. Metropolitan Dr., Suite 150, Orange, CA 92868
(8)	Rockefeller Asset Management (a division of Rockefeller & Co. LLC), 510 Madison Avenue, 21st Floor, New York, NY 10022
(9)	Traders A.I., Inc., 10300 Eaton Pl, Suite 440/448, Fairfax, VA 22030
(10)	Route 20 Private Wealth Inc., 401 East Las Olas Boulevard, Suite 1400, Fort Lauderdale, Florida 33301
(11)	VistaShares Advisors LLC, 1111B S Governors Avenue, Suite 20096, Dover, Delaware 19904
(12)	Fundstrat Capital, LLC, 150 East 52nd Street, New York, NY 10022
(13)	Ned Davis Research Inc., 3665 Bee Ridge Road, Suite 306 Sarasota, Florida 34233
(14)	Ninepoint Partners LP, Royal Bank Plaza, South Tower, Toronto, Ontario M5J 2J1
(15)	Cannell & Spears LLC, 545 Madison Avenue, 11th Floor, New York, New York 10022
(16)	Harmonic Capital, LLC, 444 North Wabash Ave, Chicago, IL 60611
(17)	Nest Egg ETFs, LLC., 8141 2ndStreet, Suite 330, Downey, California 90241
(18)	USCF Advisers LLC, 1850 Mt. Diablo Blvd. Suite 640, Walnut Creek, CA 94596
(19)	TH GARP ETFS LTD, 99 Bishopsgate, London, UK EC2M 3XD
(20)	PEO Partners, LLC, 100 Park Avenue, 26thFloor, New York, New York 10017
(21)	AlphaQuest LLC, 126 East 56thStreet, 25thFloor, New York, New York 10022
(22)	Intech Investment Management LLC, 250 S. Australian Avenue, Suite 1700, West Palm Beach, Florida 33401
(23)	Measured Risk Portfolios, Inc., 5230 Carroll Canyon Road, Suite 224, San Diego, CA 92121
(24)	Accuvest Global Advisors Inc., 3575 N. 100 E. Suite 350, Provo, UT 84604
(25)	RCN Wealth Advisors, Inc., 116 Terrapin Ln. Stevensville, MD 21666

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 23, 2026.

Tidal Trust III

/s/ Eric W. Falkeis
Eric W. Falkeis President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 23, 2026.

Signature	Title
/s/ Eric W. Falkeis	President, Principal Executive Officer and Trustee
Eric W. Falkeis

/s/ Monica H. Byrd*	Trustee
Monica H. Byrd

/s/ Pamela Cytron*	Trustee
Pamela Cytron

/s/ Lawrence Jules*	Trustee
Lawrence Jules

/s/ Ethan Powell*	Trustee
Ethan Powell

/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney

Exhibit Index

Exhibit No.	Description
(i)(xxxvi)	Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm